Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salary and employee benefits	$ 3	$ 3
Termination benefits		2
Share-based payments		3
Key Management Personnel Compensation	$ 3	$ 8